Investments - Investments in Associates and Joint Ventures (Details)	1 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended
	Aug. 31, 2025 BRL (R$)	Sep. 30, 2026 BRL (R$)	Mar. 31, 2026 BRL (R$)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2026 BRL (R$)	Sep. 30, 2026 BRL (R$) € / shares	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$) € / shares	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of joint ventures [line items]
Equity		R$ 57,445,525,000		R$ 45,258,425,000	R$ 57,445,525,000	R$ 57,445,525,000	R$ 45,258,425,000	R$ 45,258,425,000	R$ 43,952,173,000	R$ 32,415,575,000
Income (expenses) of the period		2,083,955,000		1,961,387,000	R$ 8,203,412,000		13,321,518,000
Proportion of ownership interest in subsidiary					100.00%				100.00%
In the income (expenses) for the period					R$ (33,572,000)		(239,671,000)
Goodwill		29,389,000			29,389,000	29,389,000			R$ 29,384,000
Impairment loss (reversal of impairment loss) recognised in profit or loss			R$ 88,871,000				88,871,000
Total Investments, including Goodwill and Financial Instruments		1,002,311,000			1,002,311,000	1,002,311,000			1,194,877,000
Realization of exchange variation on investments abroad							(15,636,000)
Loss from associates and joint ventures		(7,976,000)		R$ (79,268,000)	(33,572,000)		(268,350,000)
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets					(146,036,000)		272,228,000
Associate | Foreign countries
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		31,485,000			31,485,000	31,485,000			62,920,000
In the income (expenses) for the period					(27,275,000)		(62,334,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Realization of exchange variation on investments abroad					(9,896,000)
Loss from associates and joint ventures					(160,462,000)
Provision for losses on investments		371,000			R$ 371,000	371,000
Ensyn Corporation | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period							(20,213,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			(63,634,000)
Spinnova Plc | Component Of Other Operating Expenses Related To SPA ClosingConditions
Disclosure of joint ventures [line items]
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets			(28,679,000)
Spinnova Plc | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)					18.75%
Investments Accounted for Using Equity Method, Excluding Goodwill		26,183,000			R$ 26,183,000	26,183,000			54,391,000
In the income (expenses) for the period					R$ (24,372,000)		(40,714,000)
Simplifyber, Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)					15.52%
Investments Accounted for Using Equity Method, Excluding Goodwill		4,786,000			R$ 4,786,000	4,786,000			7,973,000
In the income (expenses) for the period					R$ (2,903,000)		(1,407,000)
Allotrope Energy Ltd (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)					19.72%
Investments Accounted for Using Equity Method, Excluding Goodwill		516,000			R$ 516,000	516,000			556,000
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		197,589,000			197,589,000	197,589,000			201,387,000
In the income (expenses) for the period					R$ (6,297,000)		(113,703,000)
Biomas | Domestic market (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)					16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill		2,507,000			R$ 2,507,000	2,507,000			3,945,000
In the income (expenses) for the period					R$ (3,937,000)		(4,618,000)
Ibema Companhia Brasileira de Papel | Domestic market (Brazil)
Disclosure of joint ventures [line items]
Participation equity (%)					49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill		195,082,000			R$ 195,082,000	195,082,000			197,442,000
In the income (expenses) for the period					R$ (2,360,000)		13,410,000
Woodspin Oy
Disclosure of joint ventures [line items]
Realization of exchange variation on investments abroad			15,636,000
Share Of Profit Loss Of Investments Accounted For Using Equity Method			R$ (117,447,000)
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill
In the income (expenses) for the period							(122,495,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the period
Non-current financial assets at fair value through other comprehensive income		743,848,000			R$ 743,848,000	743,848,000			901,181,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					4.58%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Domestic market (Brazil)
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		3,371,000			R$ 3,371,000	3,371,000			3,581,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					8.28%
Celluforce Inc. (Direct) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		23,566,000			R$ 23,566,000	23,566,000			25,975,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					5.40%
Nfinite Nanotechnology Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		5,310,000			R$ 5,310,000	5,310,000			5,639,000
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign countries | Level 1
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		711,601,000			R$ 711,601,000	711,601,000			865,986,000
Suzano Ventures e Suzano S/A
Disclosure of joint ventures [line items]
Goodwill		29,389,000			29,389,000	29,389,000			29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss							(63,634,000)
Total Goodwill
Disclosure of joint ventures [line items]
Goodwill		29,389,000			29,389,000	29,389,000			R$ 29,389,000
Impairment loss (reversal of impairment loss) recognised in profit or loss							R$ (63,634,000)
Woodspin Oy and Suzano Finland Oy
Disclosure of joint ventures [line items]
Proceeds from sales of investments accounted for using equity method	R$ 1
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period
Spinnova Plc
Disclosure of joint ventures [line items]
Equity		139,642,000			139,642,000	R$ 139,642,000
Income (expenses) of the period					(129,984,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares						R$ 0.44		R$ 0.46
Simplifyber, Inc. (Indirect)
Disclosure of joint ventures [line items]
Equity		38,076,000			38,076,000	R$ 38,076,000
Income (expenses) of the period					(11,406,000)
Allotrope Energy Ltd (Indirect)
Disclosure of joint ventures [line items]
Equity		2,619,000			2,619,000	2,619,000
Biomas | Domestic market (Brazil)
Disclosure of joint ventures [line items]
Equity		15,047,000			15,047,000	15,047,000
Income (expenses) of the period					(23,631,000)
Ibema Companhia Brasileira de Papel | Domestic market (Brazil)
Disclosure of joint ventures [line items]
Equity		390,946,000			390,946,000	390,946,000
Income (expenses) of the period					(4,729,000)
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Equity
Income (expenses) of the period